Redeemable Convertible Preferred Stock - Summary (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2021	Dec. 31, 2018
Redeemable Convertible Preferred Stock
Temporary Equity, Par Value ( in $ per share)	$ 0.001		$ 0.001			$ 0.001
Temporary Equity, Shares Authorized (in shares)	0		29,723,540			29,723,540
Temporary Equity, Shares Issued (in shares)	0	3,963,910	3,963,910	3,963,910	3,963,910	3,963,910	29,555,538
Temporary Equity, Shares Outstanding (in shares)	0		3,963,910			3,963,910
Redeemable convertible preferred stock	$ 0	$ 85,503	$ 85,503	$ 85,503	$ 85,503	$ 85,503	$ 85,503
Redeemable convertible preferred stock, liquidation preference	$ 0		$ 85,902			$ 85,902
Common stock issuable upon conversion ( in shares)			29,555,538			29,555,538
Series A Preferred Stock
Redeemable Convertible Preferred Stock
Temporary Equity, Par Value ( in $ per share)			$ 0.001			$ 0.001			$ 0.001
Temporary Equity, Shares Authorized (in shares)			9,499,999			9,499,999
Temporary Equity, Shares Issued (in shares)			9,499,999			9,499,999
Temporary Equity, Shares Outstanding (in shares)			9,499,999			9,499,999
Redeemable convertible preferred stock			$ 9,327			$ 9,327
Redeemable convertible preferred stock, liquidation preference			$ 9,500			$ 9,500
Common stock issuable upon conversion ( in shares)			9,499,999			9,499,999
Series B Preferred Stock
Redeemable Convertible Preferred Stock
Temporary Equity, Par Value ( in $ per share)			$ 0.001			$ 0.001		$ 0.001
Temporary Equity, Shares Authorized (in shares)			20,223,541			20,223,541
Temporary Equity, Shares Issued (in shares)			20,055,539			20,055,539
Temporary Equity, Shares Outstanding (in shares)			20,055,539			20,055,539
Redeemable convertible preferred stock			$ 76,176			$ 76,176
Redeemable convertible preferred stock, liquidation preference			$ 76,402			$ 76,402
Common stock issuable upon conversion ( in shares)			20,055,539			20,055,539